RiverPark Large Growth Fund
June 30, 2022 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 99.8%**
Communication Services – 22.4%
Alphabet, Cl A *	499	$1,087
Alphabet, Cl C *	499	1,092
Meta Platforms, Cl A *	8,380	1,351
Netflix *	5,291	925
Pinterest, Cl A *	62,196	1,129
Snap, Cl A *	83,989	1,103
Walt Disney *	12,124	1,145
		7,832
Consumer Discretionary – 6.9%
Amazon.com *	16,457	1,748
Nike, Cl B	6,314	645
		2,393
Financials – 12.8%
Blackstone, Cl A (a)	22,372	2,041
Charles Schwab	24,244	1,532
KKR	19,118	885
		4,458
Health Care – 7.9%
Illumina *	4,125	760
Intuitive Surgical *	6,053	1,215
Teladoc Health *	23,930	795
		2,770
Industrials – 4.4%
Uber Technologies *	75,884	1,553

Information Technology – 42.8%
Adobe *	2,749	1,006
Adyen ADR *	38,077	556
Apple	11,601	1,586
Autodesk *	5,711	982
Block, Cl A *	10,801	664
Mastercard, Cl A	4,460	1,407
Microsoft	7,214	1,853
NVIDIA	6,516	988
PayPal Holdings *	15,750	1,100
RingCentral, Cl A *	20,603	1,076
ServiceNow *	2,805	1,334
Shopify, Cl A *	41,070	1,283
Twilio, Cl A *	13,421	1,125
		14,960

Description	Shares	Value (000)
Real Estate – 2.6%
Zillow Group, Cl A *	28,225	$898

Total Common Stock
(Cost $30,055) (000)		34,864

Total Investments — 99.8%
(Cost $30,055) (000)		$34,864

As of June 30, 2022, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Percentages	are based on Net Assets of $34,935 (000).
*	Non-income producing security.
**	More Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Security considered Master Limited Partnership. At June 30, 2022, these securities amounted to $2,041 (000) or 5.9% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2300

Wedgewood Fund
June 30, 2022 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 98.4%**
Communication Services – 14.2%
Alphabet, Cl A *	951	$2,073
Meta Platforms, Cl A *	12,759	2,057
		4,130
Consumer Discretionary – 11.4%
Booking Holdings *	538	941
Pool	2,011	706
Tractor Supply	8,664	1,680
		3,327
Energy – 3.1%
Texas Pacific Land	605	900

Financials – 10.3%
First Republic Bank	8,001	1,154
Progressive	9,482	1,102
S&P Global	2,180	735
		2,991
Health Care – 11.0%
Edwards Lifesciences *	15,690	1,492
UnitedHealth Group	3,317	1,704
		3,196
Industrials – 7.5%
Copart *	11,148	1,211
Old Dominion Freight Line	3,852	987
		2,198
Information Technology – 40.9%
Apple	14,670	2,006
CDW	10,766	1,696
Microsoft	6,934	1,781
Motorola Solutions	8,724	1,828
PayPal Holdings *	18,540	1,295
Taiwan Semiconductor Manufacturing ADR	17,754	1,451
Visa, Cl A	9,486	1,868
		11,925
Total Common Stock
(Cost $23,367) (000)		28,667

Total Investments — 98.4%
(Cost $23,367) (000)		$28,667

As of June 30, 2022, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Percentages	are based on Net Assets of $29,121 (000).
*	Non-income producing security.

**	More Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2300

RiverPark Short Term High Yield Fund
June 30, 2022 (Unaudited)

Description		Face Amount (000)‡	Value (000)
Schedule of Investments
Corporate Obligations — 66.7%
Communication Services – 14.5%
CCO Holdings
4.000%, 03/01/23 (a)		26,602	$26,447
DISH DBS
5.875%, 07/15/22		34,655	34,771
Level 3 Financing
5.375%, 05/01/25		27,166	26,200
Linkem
6.000%, Euribor 3 Month + 6.000%, 08/09/22 (a) (b)	EUR	31,516	33,102
TEGNA
4.750%, 03/15/26 (a)		16,239	15,611
			136,131
Consumer Discretionary – 8.7%
Ford Motor Credit
4.250%, 09/20/22		8,879	8,877
3.350%, 11/01/22		8,472	8,427
2.979%, 08/03/22		14,360	14,360
GC EOS Buyer
9.250%, 08/01/25 (a)		10,401	10,897
KB Home
7.500%, 09/15/22		33,211	33,589
Mattel
3.150%, 03/15/23		5,300	5,238
			81,388
Consumer Staples – 8.6%
Albertsons
3.500%, 02/15/23 (a)		25,112	24,859
Chobani
7.500%, 04/15/25 (a)		18,270	16,810
Fresh Market
9.750%, 05/01/23 (a)		39,060	39,060
			80,729
Energy – 8.5%
Callon Petroleum
6.125%, 10/01/24		45,067	45,789
Lime Petroleum
10.530%, NIBOR 3 Month + 9.250%, 01/09/24 (b)	NOK	15,500	1,704
ONEOK Partners
3.375%, 10/01/22		1,604	1,604
Rockpoint Gas Storage Canada
7.000%, 03/31/23 (a)		30,228	29,734

Description		Face Amount (000)‡	Value (000)
Suncor Energy
3.100%, 05/15/25		610	$611
			79,442
Financials – 7.4%
PBF Holding
9.250%, 05/15/25 (a)		64,569	67,596
StoneX Group
8.625%, 06/15/25 (a)		1,590	1,597
			69,193
Health Care – 10.1%
Surgery Center Holdings
6.750%, 07/01/25 (a)		7,216	6,624
Tenet Healthcare
6.750%, 06/15/23		62,015	64,178
Trulieve Cannabis
9.750%, 06/18/24		23,842	23,484
			94,286
Industrials – 5.2%
Altera Shuttle Tankers
7.125%, 08/15/22		1,000	983
Meritor
6.250%, 06/01/25 (a)		6,871	7,055
Nielsen Luxembourg S.A.R.L.
5.000%, 02/01/25 (a)		11,811	11,562
Stolt-Nielsen
6.375%, 09/21/22		29,200	29,218
			48,818
Information Technology – 3.3%
CentralNic Group
7.000%, Euribor 3 Month + 7.000%, 07/03/23 (b)	EUR	3,650	3,837
Sprint Communications
6.000%, 11/15/22		27,480	27,682
			31,519
Materials – 0.4%
Joseph T Ryerson & Son
8.500%, 08/01/28 (a)		3,581	3,699

Total Corporate Obligations
(Cost $636,012) (000)			625,205

RiverPark Short Term High Yield Fund
June 30, 2022 (Unaudited)

Description		Shares	Value (000)
Special Purpose Acquisition Companies — 14.8%
Common Stock– 14.8%
Diversified Financials – 14.8%
10X Capital Venture Acquisition III, Cl A *		206,666	$2,067
Alpha Partners Technology Merger, Cl A *		12,808	124
Alpha Partners Technology Merger Founder Shares * (c)		45,106	6
Anzu Special Acquisition I, Cl A *		98,738	968
Apeiron Capital Investment, Cl A *		114,252	1,140
Atlantic Coastal Acquisition, Cl A *		179,019	1,751
Atlantic Coastal Acquisition II, Cl A *		175,000	1,738
Ault Disruptive Technologies *		255,000	2,555
AxonPrime Infrastructure Acquisition Founder Shares * (c)		22,000	5
Banyan Acquisition, Cl A *		50,000	498
Biotech Acquisition, Cl A *		799,001	7,910
Blockchain Moon Acquisition *		5,100	50
C5 Acquisition, Cl A *		71,039	710
Canna-Global Acquisition, Cl A *		58,214	582
Cartesian Growth, Cl A *		321,503	3,160
CC Neuberger Principal Holdings II, Cl A *		1,368,294	13,669
CleanTech Acquisition *		151,200	1,523
Crown PropTech Acquisitions, Cl A *		822,131	8,098
Direct Selling Acquisition, Cl A *		300,443	3,010
Energem *		47,546	476
Founder SPAC, Cl A *		400,000	4,024
FoxWayne Enterprises Acquisition *		22,477	228
G Squared Ascend I, Cl A *		110,000	1,079
G&P Acquisition, Cl A *		58,519	582
Global SPAC Partners *		250,000	2,552
Golden Path Acquisition *		160,202	1,620
GP Bullhound Acquisition I, Cl A *	EUR	274,873	2,843
Hambro Perks Acquisition, Cl A *	GBP	619,686	7,543

Description	Shares	Value (000)
HCM ACQUISITION CORP, Cl A *	255,000	$2,560
Health Sciences Acquisitions 2 *	100,000	996
Highland Transcend Partners I, Cl A *	451,954	4,456
IG Acquisition, Cl A *	52,500	520
InFinT Acquisition, Cl A *	200,000	2,006
Innovative International Acquisition, Cl A *	142,500	1,432
Investcorp Europe Acquisition I, Cl A *	340,000	3,407
Kairous Acquisition ltd *	100,000	997
Larkspur Health Acquisition, Cl A *	700,000	6,951
Liberty Resources Acquisition, Cl A *	50,000	501
LMF Acquisition Opportunities, Cl A *	4,509	46
M3-Brigade Acquisition II, Cl A *	143,007	1,403
M3-Brigade Acquisition III, Cl A *	358,543	3,575
Mercato Partners Acquisition, Cl A *	400,000	3,984
Model Performance Acquisition, Cl A *	16,508	168
Mountain Crest Acquisition V *	47,909	472
Onyx Acquisition I, Cl A *	70,000	701
Papaya Growth Opportunity I, Cl A *	175,000	1,748
Pershing Square Tontine Holdings, Cl A *	125,000	2,496
Pioneer Merger, Cl A *	50,000	492
Relativity Acquisition, Cl A *	339,941	3,423
Riverview Acquisition, Cl A *	400,000	3,980
RMG Acquisition III, Cl A *	100,000	984
Semper Paratus Acquisition, Cl A *	175,000	1,752
Silver Crest Acquisition, Cl A *	76,200	751
Sizzle Acquisition *	75,000	752
Spree Acquisition 1 *	702,000	7,006
Tailwind Acquisition, Cl A *	299,640	2,981
Talon 1 Acquisition, Cl A *	57,529	579
Vision Sensing Acquisition, Cl A *	487,960	4,884

RiverPark Short Term High Yield Fund
June 30, 2022 (Unaudited)

Description		Shares/ Number of Warrants	Value (000)
Western Acquisition Ventures *		157,143	$1,567
			138,081
Rights– 0.0%
Diversified Financials – 0.0%
AIC Acquisition		350,000	33
Broad Capital Acquisition		350,000	37
Kairous Acquisition ltd *		89,501	11
Mountain Crest Acquisition V *		47,909	6
			87
Warrants– 0.0%
Diversified Financials – 0.0%
10X Capital Venture Acquisition III
11.500%, 01/03/28 *		103,333	10
Alpha Partners Technology Merger
11.500%, 04/03/28 *		183,211	25
Apeiron Capital Investment
11.500%, 06/27/23 *		57,176	5
APX Acquisition I
11.500%, 08/22/28 *		48,181	4
Atlantic Coastal Acquisition II
11.500%, 06/05/28 *		87,500	8
Ault Disruptive Technologies
11.500%, 06/23/28 *		191,250	12
Banyan Acquisition
11.500%, 10/03/28 *		25,000	3
Canna-Global Acquisition
11.500%, 02/12/28 *		58,214	5
Energem, Cl A
11.500%, 03/13/23 *		46,351	4
GP Bullhound Acquisition I
11.500%, 03/14/27 *	EUR	137,504	43
Hambro Perks Acquisition
11.500%, 01/07/26 *	GBP	309,843	40
HCM ACQUISITION CORP, Cl A
11.500%, 01/03/28 *		127,500	12
InFinT Acquisition
11.500%, 05/22/27 *		99,985	6
Innovative International Acquisition
11.500%, 04/06/23 *		71,245	7
Kairous Acquisition ltd
11.500%, 09/18/26 *		50,000	4
Relativity Acquisition
11.500%, 02/14/27 *		339,941	28

Description	Number of Warrants/ Face Amount (000)‡/ Shares	Value (000)
Sizzle Acquisition
11.500%, 03/15/26 *	37,500	$4
Western Acquisition Ventures
11.500%, 01/15/27 *	78,550	9
		229
Total Special Purpose Acquisition Companies
(Cost $138,593) (000)		138,397

Commercial Paper — 11.7%
Consumer Discretionary – 1.6%
General Motors
1.704%, 07/18/22 (d)	15,000	14,984
		—
Consumer Staples – 5.7%
Campbell Soup
2.512%, 09/07/22 (d)	20,000	19,912
Constellation Brands
2.302%, 07/07/22 (d)	15,387	15,381
Dollarama
1.452%, 07/11/22 (d)	18,000	17,990
		53,283
Health Care – 1.5%
Viatris
3.007%, 07/22/22 (d)	13,889	13,871
		—
Industrials – 0.9%
Fortune Brands Home
2.707%, 08/01/22 (d)	9,000	8,985
		—
Real Estate – 2.0%
Crown Castle International
2.504%, 07/19/22 (d)	19,000	18,978
		—
Total Commercial Paper
(Cost $110,087) (000)		110,101

Trade Claims — 2.5%
Energy – 2.5%
Brazos Electric Power * (c)	25,659	23,093

Total Trade Claims
(Cost $23,287) (000)		23,093

RiverPark Short Term High Yield Fund
June 30, 2022 (Unaudited)

Description	Shares/ Face Amount (000)‡	Value (000)
Preferred Stock — 0.6%
Real Estate – 0.6%
UMH Properties
6.750%	223,255	$5,615

Total Preferred Stock
(Cost $5,627) (000)		5,615

Bank Loan Obligations — 6.0%
Health Care – 4.1%
Mallinckrodt International, 1st Lien
0.000%, 07/28/22 (e)	38,853	38,853

Information Technology – 0.5%
MoneyGram Payment, 1st Lien
6.000%, 07/14/26	5,265	5,081

Materials – 1.4%
Barrette Outdoor, Term Loan
5.416%, 11/02/27	12,967	12,701

Total Bank Loan Obligations
(Cost $56,293) (000)		56,635

Total Investments — 102.3%
(Cost $969,899) (000)		$959,046

A list of the open forward foreign currency contracts held by the Fund at June 30, 2022, is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation
Brown Brothers Harriman	07/06/22	EUR	38,264	USD	40,941	$836
Brown Brothers Harriman	07/06/22	GBP	6,197	USD	7,795	252
						$1,088

The following is a list of the inputs used as of June 30, 2022 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$625,205	$—	$625,205
Special Purpose Acquisition Companies	138,151	235	11	138,397
Commercial Paper	—	110,101	—	110,101
Trade Claims	—	—	23,093	23,093
Preferred Stock	5,615	—	—	5,615
Bank Loan Obligations	—	56,635	—	56,635

Total Investments in Securities	$143,766	$792,176	$23,104	$959,046

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$1,088	$—	$1,088
Total Other Financial Instruments	$—	$1,088	$—	$1,088

*	Forward contracts are valued at the unrealized appreciation on the instrument.

RiverPark Short Term High Yield Fund
June 30, 2022 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value (000):

	Special Purpose Acquisition Companies	Trade Claims	Totals
Beginning balance as of October 1, 2021	$—	$23,093	$23,093
Change in unrealized appreciation/ (depreciation)	11	(33)	(22)
Realized gain/(loss)	—	—	—
Purchases (and Short Sales, if applicable)	—	—	—
Other capitalized items	—	33	33
Sales Proceeds (and Buy to Covers, if applicable)	—	—	—
Transfer into Level 3	—	—	—
Transfer out of Level 3	—	—	—
Ending balance as of June 30, 2022	$11	$23,093	$23,104
Net change in Unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2022	$11	$(33)	$(22)

Percentages are based on Net Assets of $937,428 (000).

‡	In U.S. Dollar unless otherwise indicated.
*	Non-income producing security.
#	Strike price not available.
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2022, these securities amounted to $294,652 (000) or 31.4% of Net Assets.
(b)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(c)	Level 3 security in accordance with fair value hierarchy.
(d)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time purchase.
(e)	Unsettled bank loan. Interest rate may not be available.

Cl — Class

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

GBP — Great British Pound

Ltd. — Limited

NIBOR — Norwegian Interbank Offered Rate

NOK — Norwegian Krone

USD — United States Dollar

RiverPark Short Term High Yield Fund
June 30, 2022 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2022. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at June 30, 2022 (000)	Valuation Technique	Unobservable Input	Value/Rate (Weighted Average)
Special Purpose Acquisition Companies
Alpha Partners Technology Merger Founder Shares	$6	Market Approach	Implied pricing using the underlying warrants	$0.1338
Special Purpose Acquisition Companies
AxonPrime Infrastructure Acquisition Founder Shares	$5	Market Approach	Implied pricing using the underlying warrants	$0.23
Trade Claims
Brazos Electric Power	$23,093	Market Approach	Broker Quotes	Admin Claims 92 - 95; Unsecured Claims 82

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2300

RiverPark Long/Short Opportunity Fund
June 30, 2022 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 91.3%**
Communication Services – 22.2%
Alphabet, Cl A *	1,963	$4,278
Alphabet, Cl C *	1,959	4,285
Meta Platforms, Cl A *(a)	15,087	2,433
Netflix *(a)	19,026	3,327
Pinterest, Cl A *	252,445	4,584
Snap, Cl A *(a)	396,095	5,201
Walt Disney *	49,033	4,629
		28,737
Consumer Discretionary – 8.4%
Amazon.com *	74,003	7,860
Nike, Cl B	29,670	3,032
		10,892
Financials – 9.3%
Blackstone, Cl A (b) (c)	89,784	8,191
KKR	83,871	3,882
		12,073
Health Care – 8.9%
Illumina *	15,809	2,915
Intuitive Surgical *	28,245	5,669
Teladoc Health *	89,644	2,977
		11,561
Industrials – 5.5%
Uber Technologies *	348,104	7,122

Information Technology – 35.5%
Adobe *	12,698	4,648
Adyen ADR	139,354	2,036
Apple	46,203	6,317
Autodesk *(a)	18,731	3,221
Block, Cl A *(a)	8,706	535
Mastercard, Cl A (a)	12,908	4,072
Microsoft	30,393	7,806
NVIDIA (a)	8,692	1,318
PayPal Holdings *	62,007	4,330
RingCentral, Cl A *(a)	3,603	188
ServiceNow *	12,350	5,873
Shopify, Cl A * (a)	112,600	3,518
Twilio, Cl A *(a)	26,205	2,196
		46,058

Description	Shares	Value (000)
Real Estate – 1.5%
Zillow Group, Cl A *(a)	59,211	$1,884

Total Common Stock
(Cost $123,253) (000)		118,327

Total Investments — 91.3%
(Cost $123,253) (000)		$118,327

RiverPark Long/Short Opportunity Fund
June 30, 2022 (Unaudited)

A list of open swap agreements held by the Fund at June 30, 2022 was as follows:

Long Exposure

							Net
							Unrealized
					Notional		Appreciation/
			Payment	Maturity	Amount	Value	(Depreciation)
Company Reference	Counterparty	Fund Pays	Frequency[1]	Date	(000)	(000)	(000)†
Autodesk	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	12/29/2022	$2,213	$1,487	$(726)
Block, Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	04/12/2023	3,016	1,891	(1,125)
Charles Schwab	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	03/30/2023	11,136	8,491	(2,645)
MasterCard, Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	06/07/2023	2,649	2,361	(288)
Meta Platforms, Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	09/28/2022	4,191	3,242	(949)
Netflix	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	03/28/2023	645	309	(336)
NVIDIA	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	03/28/2023	3,967	2,677	(1,290)
Ringcentral, Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	01/19/2023	18,551	5,131	(13,420)
Shopify, Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	06/22/2023	1,609	1,283	(326)
Snap, Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	11/30/2022	123	36	(87)
Twilio, Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	03/15/2023	6,240	2,722	(3,518)
Zillow Group, Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	05/22/2023	2,701	1,925	(776)
					$57,041	$31,555	$(25,486)

Short Exposure

Company Reference	Counterparty	Fund Receives	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation/ (Depreciation) (000)†
3M Company	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/27/2023	$(1,168)	$(1,043)	$125
American Airlines Group	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	07/19/2023	(676)	(691)	(15)
C.H. Robinson Worldwide	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/29/2023	(1,270)	(1,342)	(72)
Campbell Soup Co	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/19/2023	(611)	(667)	(56)
Carvana Co., Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	07/26/2023	(1,339)	(996)	343
Charter Communications	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	07/12/2023	(743)	(732)	11
Church & Dwight Co.	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	09/28/2022	(624)	(673)	(49)
Clorox Co.	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/27/2023	(699)	(673)	26
Coinbase Global, Class A	Goldman Sachs International	USD-SOFR	-6.50%	Maturity	06/28/2023	(887)	(627)	260
Comcast, Class A Voting	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/11/2023	(1,670)	(1,370)	300

RiverPark Long/Short Opportunity Fund
June 30, 2022 (Unaudited)

Company Reference	Counterparty	Fund Receives	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation/ (Depreciation) (000)†
Conagra Brands	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	02/07/2023	$(650)	$(676)	$(26)
Delta Air Lines	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	07/19/2023	(677)	(651)	26
DraftKings	Goldman Sachs International	USD-SOFR	-0.757%	Maturity	06/22/2023	(1,097)	(949)	148
Expeditors International Of Washington	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/29/2023	(1,430)	(1,343)	87
Flex Ltd.	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/12/2023	(1,704)	(1,609)	95
Fox	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/19/2023	(912)	(722)	190
General Mills	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	12/29/2022	(635)	(745)	(110)
Graco	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/27/2023	(1,279)	(1,074)	205
HEICO	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/07/2023	(986)	(925)	61
Illinois Tool Works	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/27/2023	(1,583)	(1,364)	219
Industrial Select Sector SPDR	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/22/2023	(5,974)	(5,605)	369
Iron Mountain, Inc.	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/21/2023	(1,116)	(1,038)	78
iShares Russell 2000 ETF	Goldman Sachs International	USD-SOFR	-0.97%	Maturity	06/08/2023	(3,017)	(2,777)	240
J. M. Smucker Company	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/05/2023	(673)	(666)	7
Kellogg Company	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	12/29/2022	(609)	(676)	(67)
Kimberly-Clark	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/22/2023	(631)	(677)	(46)
Liberty Global PLC, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/22/2023	(1,700)	(1,328)	372
Linde PLC	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/27/2023	(1,374)	(1,330)	44
MGM Resorts International	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/22/2023	(1,202)	(1,055)	147
Mondelez International	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/12/2023	(671)	(682)	(11)
Paramount Global, Class B	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/22/2023	(890)	(681)	209
Roblox, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	07/31/2023	(1,020)	(975)	45
Snap-On	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/22/2023	(1,231)	(1,128)	103
SPDR Dow Jones Industrial Average ETF Trust	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/14/2023	(5,893)	(5,721)	172
SPDR S&P 500 ETF Trust	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/08/2023	(3,047)	(2,809)	238
SPDR S&P Homebuilders ETF	Goldman Sachs International	USD-SOFR	-1.16%	Maturity	07/17/2023	(1,416)	(1,393)	23
SPDR S&P Retail ETF	Goldman Sachs International	USD-SOFR	-3.357%	Maturity	07/17/2023	(2,736)	(2,658)	78
Stericycle	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/23/2022	(2,058)	(1,320)	738
The Kraft Heinz Co	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/02/2022	(705)	(694)	11
Trade Desk	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/28/2023	(1,299)	(1,210)	89

RiverPark Long/Short Opportunity Fund
June 30, 2022 (Unaudited)

Company Reference	Counterparty	Fund Receives	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation/ (Depreciation) (000)†
United Airlines Holdings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	07/19/2023	$(679)	$(677)	$2
Unity Software	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/28/2023	(1,378)	(1,288)	90
Wynn Resorts, Ltd	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/22/2023	(1,201)	(1,087)	114
Zoominfo Technologies	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/22/2023	(912)	(748)	164

						$(62,072)	$(57,095)	$4,977

1	The payment frequency is the maturity date of each swap contract or the settlement date of a closing transaction, whichever comes first.
†	Inclusive of accrued dividends and interest related to Total Return Swaps.

The following is a list of the inputs used as of June 30, 2022 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$118,327	$—	$—	$118,327

Total Investments in Securities	$118,327	$—	$—	$118,327

d

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Swaps‡
Unrealized Appreciation	$—	$5,429	$—	$5,429
Unrealized Depreciation	—	(25,938)	—	(25,938)
Total Other Financial Instruments	$—	$(20,509)	$—	$(20,509)

‡	Equity Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Percentages	are based on Net Assets of $129,635 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Underlying security for a Total Return Swap.
(b)	This security or a partial position of this security has been committed as collateral for Total Return Swaps. The aggregate market value of the collateral as of June 30, 2022 was $8,191(000).
(c)	Security considered Master Limited Partnership. At June 30, 2022, these securities amounted to $8,191 (000) or 6.3% of Net Assets.

Cl — Class

ETF — Exchange Traded Fund

Ltd. — Limited

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

S &P — Standard & Poor's

SPDR — Standard & Poor's Depository Receipt

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2300

RiverPark Strategic Income Fund
June 30, 2022 (Unaudited)

Description		Face Amount (000)‡	Value (000)
Schedule of Investments
Corporate Obligations — 53.0%
Communication Services – 8.1%
Connect Finco SARL
6.750%, 10/01/26 (a)		2,123	$1,905
DISH DBS
5.875%, 07/15/22		5,862	5,881
Getty Images
9.750%, 03/01/27 (a)		2,568	2,443
Linkem
6.000%, Euribor 3 Month + 6.000%, 08/09/22 (a) (b)	EUR	4,657	4,891
			15,120
Consumer Discretionary – 5.3%
99 Escrow Issuer
7.500%, 01/15/26 (a)		4,193	3,009
Anagram International
15.000%cash/0% PIK, 08/15/25 (a)		1,649	1,730
Georg Jensen
6.000%, Euribor 3 Month + 6.000%, 05/15/23 (b)	EUR	1,000	1,009
Hercules Achievement
10.250%, ICE LIBOR USD 3 Month + 8.000%, 12/22/24 (a) (b)		554	537
Jacktel
10.000%, 12/04/23 (a)		781	586
10.000%, 12/04/23		514	517
Lifefit Group Midco GmbH
7.500%, Euribor 3 Month + 7.500%, 07/26/23 (b)	EUR	1,160	1,219
MHH Holding BV
8.402%, ICE LIBOR USD 3 Month + 7.000%, 02/10/25 (b)		1,292	1,292
			9,899
Consumer Staples – 1.8%
Chobani
7.500%, 04/15/25 (a) (c)		2,591	2,384
Fresh Market
9.750%, 05/01/23 (a) (c)		913	913
			3,297

Description		Face Amount (000)‡	Value (000)
Energy – 11.5%
Golar LNG
7.000%, 10/20/25 (a)		4,817	$4,480
Greenfire Resources
12.000%, 08/15/25 (a)		1,615	1,723
International Petroleum
7.250%, 02/01/27 (a)		3,132	3,007
Martin Midstream Partners
11.500%, 02/28/25 (a)		1,838	1,817
10.000%, 02/29/24 (a)		3,457	3,475
Mime Petroleum
10.250%, 11/10/26		550	525
Rockpoint Gas Storage Canada
7.000%, 03/31/23 (a) (c)		6,552	6,445
			21,472
Financials – 6.8%
Aker Horizons
4.550%, NIBOR 3 Month + 3.250%, 08/15/25 (b)	NOK	8,500	770
LR Global Holding GmbH
7.250%, Euribor 3 Month + 7.250%, 02/03/25 (b)	EUR	2,129	2,158
PBF Holding
9.250%, 05/15/25 (a)		5,768	6,038
StoneX Group
8.625%, 06/15/25 (a) (c)		3,653	3,669
			12,635
Health Care – 3.9%
Columbia Care
9.500%, 02/03/26		5,000	5,007
Tenet Healthcare
6.750%, 06/15/23		2,173	2,249
			7,256
Industrials – 10.6%
Altera Shuttle Tankers
9.500%, 12/15/25		3,600	2,988
FXI Holdings
12.250%, 11/15/26 (a)		1,851	1,651
Hawaiian Airlines Pass-Through Certificates, Ser 2013-1, Cl A
3.900%, 01/15/26		4,436	3,884
IEA Energy Services
6.625%, 08/15/29 (a)		4,912	4,022
Innovate
8.500%, 02/01/26 (a) (c)		5,773	4,935

RiverPark Strategic Income Fund
June 30, 2022 (Unaudited)

Description		Face Amount (000)‡	Value (000)
Nielsen Finance
5.625%, 10/01/28 (a)		1,096	$1,021
Nielsen Luxembourg S.A.R.L.
5.000%, 02/01/25 (a)		446	437
StorCentric Peleus Insurance Co
5.875%, 02/19/23 (a) (d)		844	837
			19,775
Information Technology – 0.9%
Azerion Holding BV
7.250%, 04/28/24	EUR	500	521
Duett Software Group
6.260%, NIBOR 3 Month + 5.000%, 04/12/26 (b)	NOK	4,589	447
LINK Mobility Group Holding
3.375%, 12/15/25	EUR	800	662
			1,630
Materials – 4.1%
Copper Mountain Mining
8.000%, 04/09/26 (a)		3,902	3,687
Impala BondCo
9.072%, STIBOR SEK 3-Month + 9.000%, 10/20/24 (b)	SEK	7,500	724
Tacora Resources
8.250%, 05/15/26 (a)		3,790	3,276
			7,687
Total Corporate Obligations
(Cost $106,188) (000)			98,771

Convertible Bonds — 6.8%
Communication Services – 4.9%
BuzzFeed
8.500%, 12/03/26 (a)		5,400	4,968
Leafly Holdings
8.000%, 01/31/25 (e)		4,163	4,163
			9,131
Health Care – 1.9%
UpHealth
6.250%, 06/15/26 (a)		4,592	3,513

Total Convertible Bonds
(Cost $14,120) (000)			12,644

Description		Face Amount (000)‡/ Shares/ Number of Warrants	Value (000)
Special Purpose Acquisition Companies — 5.0%
Common Stock– 5.0%
Diversified Financials – 5.0%
Alpha Partners Technology Merger Founder Shares (e) *		8,594	$1
AxonPrime Infrastructure Acquisition Founder Shares (e)*		4,000	1
Berenson Acquisition Founder Shares (e)*		12,570	2
BGP Acquisition, Cl A *		100,793	981
Biote (Haymaker) Founder Shares (e)		187,945	531
Carney Technology Acquisition II, Cl A *		200,449	1,978
DHB Capital, Cl A *		5,295	52
Financials Acquisition, Cl A *	GBP	64,486	781
G&P Acquisition, Cl A *		14,087	140
Iconic Sports Acquisition, Cl A *		91,450	915
Isleworth Healthcare Acquisition *		30,282	302
LMF Acquisition Opportunities, Cl A *		8,731	89
Mason Industrial Technology, Cl A *		277,191	2,711
Parabellum Acquisition Founder Shares (e)*		19,671	3
Revelstone Capital Acquisition Founder Shares (e)*		5,925	1
Tekkorp Digital Acquisition, Cl A *		70,000	694
Trine II Acquisition, Cl A *		15,733	156
			9,338
Warrant– 0.0%
Diversified Financials – 0.0%
Alpha Partners Technology Merger
11.500%, 04/03/28 *		14,386	2
Berenson Acquisition I
11.500%, 08/04/26 *		49,911	7
DHB Capital, Cl A
11.500%, 03/18/28 *		1,765	—

RiverPark Strategic Income Fund
June 30, 2022 (Unaudited)

Description		Shares/ Number of Warrants/ Face Amount (000)‡	Value (000)
Financials Acquisition
04/07/27 * #	GBP	33,086	$5
Heartland Media Acquisition
10/24/27 * #		23,238	3
KnightSwan Acquisition
07/24/28 * #		16,647	3
OmniLit Acquisition, Cl A
11.500%, 11/11/26 *		3,804	—
Target Global Acquisition I
11.500%, 01/03/28 *		9,006	1
			21

Total Special Purpose Acquisition Companies
(Cost $8,751) (000)			9,359

Commercial Paper — 4.2%
Crown Castle
2.054%, 07/11/22 (f)		4,283	4,281
General Motors
1.906%, 08/05/22 (f)		3,569	3,561
			7,842
Total Commercial Paper
(Cost $7,843) (000)			7,842

Trade Claims — 2.8%
Energy – 2.8%
Brazos Electric Power * (e)		5,778	5,200

Total Trade Claims
(Cost $5,244) (000)			5,200

Common Stock — 2.7%
Communication Services – 0.1%
KORE Group Holdings *		32,156	99
Leafly Holdings *		5,204	23
Verizon Communications		23	1
			123
Energy – 0.1%
QuarterNorth Energy		1,821	228

Description	Shares	Value (000)
Health Care – 0.4%
Biote *	124,992	$471
Intercure *	58,743	340
		811
Industrials – 0.8%
3M	10,235	1,324
Monitronics International *	208,000	104
		1,428
Information Technology – 0.0%
Diebold Nixdorf *	8,900	20
MarketWise *	1,779	7
		27
Materials – 1.1%
RA Parent * (e)	33	2,131

Real Estate – 0.2%
Alpine Income Property Trust	15,492	278

Total Common Stock
(Cost $5,995) (000)		5,026

Preferred Stock — 2.4%
Consumer Discretionary – 1.4%
Fossil Group
7.000%	140,113	2,642
Garrett Motion
11.000%	11,292	93
		2,735
Financials – 1.0%
Argo Blockchain
8.750%	70,802	1,215
Saratoga Investment
6.000%	25,091	607
		1,822
Total Preferred Stock
(Cost $5,946) (000)		4,557

Exchange-Traded Fund — 0.3%
SPDR S&P 500 ETF Trust	1,633	616
Total Exchange-Traded Fund
(Cost $659) (000)		616

RiverPark Strategic Income Fund
June 30, 2022 (Unaudited)

Description	Number of Warrants/ Face Amount (000)‡	Value (000)
Warrants — 0.0%
Communication Services – 0.0%
Leafly Holdings *
Expires 11/10/2026, Strike Price 11.50	41,630	$28

Energy – 0.0%
Mcdermott International *
Expires 6/30/2027, Strike Price 12.33	258,269	3
Mcdermott International *
Expires 6/30/2027, Strike Price 15.98	286,965	3

Health Care – 0.0%
GemmaCert (e)
Expires 5/19/2024 #	21,135	—

Total Warrants
(Cost $153) (000)		34

Bank Loan Obligations — 14.1%
Consumer Discretionary – 5.6%
First Brands Group, LLC, Initial Term Loan, 2nd Lien
9.739%, LIBOR + 8.500%, 03/30/28 (b)	3,393	3,270
Monitronics International, Inc., Loan, 1st Lien
8.750%, LIBOR + 0.065%, 03/29/24 (b)	1,837	1,188
Mountaineer Merger Corporation, Initial Term Loan, 1st Lien
8.335%, 10/26/28 (b)	3,884	3,418
Rising Tide, Term Loan, Inital Term Loan, 2nd Lien
9.916%, LIBOR + 8.250%, 06/01/29 (b)	2,786	2,563
		10,439
Energy – 0.3%
Quaternorth Energy Hold, Term Loan, 2nd Lien
9.666%, 08/27/26	611	611

Description	Face Amount (000)‡	Value (000)
Financials – 0.0%
Lealand Finance Company B.V., Take-Back Term Loan
2.666%, LIBOR + 4.000%, 06/30/25 (b) (h)	6	$3

Health Care – 7.1%
GemmaCert, Term Loan
9.000%, 05/19/24 (e)	439	439
Inotiv Inc., Delayed Draw, Term Loan, 1st Lien
7.489%, 11/05/26 (h)	1,747	1,694
Inotiv Inc., Term Loan, 1st Lien
7.825%, 11/05/26 (b)	3,025	2,935
Mallinckrodt International, 1st Lien
0.000%, 07/28/22 (h)	8,106	8,106
		13,174
Materials – 1.1%
Elevate Textiles, Inc., Initial Term Loan, 1st Lien
5.967%, 05/01/24 (b)	1,118	900
Real Alloy Holding, Term Loan, 1st Lien
12.250%, LIBOR + 0.000%, 12/31/49 (b) (e)	1,098	1,098
		1,998
Total Bank Loan Obligations
(Cost $27,040) (000)		26,225

Total Investments — 91.3%
(Cost $181,939) (000)		$170,274

Schedule of Securities Sold Short, Not Yet Purchased
Corporate Obligations — (2.0)%
Consumer Staples – (0.6)%
Conagra Brands
7.125%, 10/01/26	(1,000)	(1,100)

Financials – (0.6)%
FS Energy and Power Fund
7.500%, 08/15/23 (a)	(1,060)	(1,064)

Health Care – (0.1)%
McKesson
3.950%, 02/16/28	(280)	(273)

RiverPark Strategic Income Fund
June 30, 2022 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Industrials – (0.7)%
Covanta Holding
4.875%, 12/01/29 (a)	($1,486)	$(1,212)

Total Corporate Obligations
(Proceeds $3,973) (000)		(3,649)

Total Securities Sold Short, Not Yet Purchased
(Proceeds $3,973) (000)		$(3,649)
Purchased Options — 0.0%
(Cost $16) (000)		$37
Written Options — (0.2)%
Total Written Options
(Premiums Received $398) (000)		$(441)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2022, is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	07/06/22	USD	457	ILS	1,567	$(8)
Brown Brothers Harriman	07/06/22	EUR	583	USD	611	—
Brown Brothers Harriman	07/06/22	USD	376	NOK	3,766	7
Brown Brothers Harriman	07/06/22	NOK	16,543	USD	1,746	67
Brown Brothers Harriman	07/06/22	GBP	653	USD	821	26
Brown Brothers Harriman	07/06/22	EUR	9,567	USD	10,243	216
Brown Brothers Harriman	07/06/22	SEK	7,534	USD	769	32
Brown Brothers Harriman	07/06/22	ILS	1,567	USD	468	19
						$359

A list of the open option contracts held by the Fund at June 30, 2022 is as follows (000):

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
PURCHASED OPTIONS — 0.0%
Put Options
Diebold Nixdorf*	531	$121	$2.50	11/19/22	$37
Total Purchased Option
(Cost $16) (000)		$121			$37
WRITTEN OPTIONS — (0.2)%
Put Options
iShares iBoxx $ High Yield Corporate Bond ETF*	(653)	$(4,807)	$75.00	08/20/22	$(189)
iShares iBoxx $ High Yield Corporate Bond ETF*	(379)	(2,790)	78.00	09/17/22	(218)
		(7,597)			(407)
Call Options
Diebold Nixdorf*	(354)	(80)	5.00	11/19/22	(5)
iShares iBoxx $ High Yield Corporate Bond ETF*	(372)	(2,738)	76.00	07/16/22	(4)
iShares iBoxx $ High Yield Corporate Bond ETF*	(379)	(2,790)	78.00	09/17/22	(9)
iShares iBoxx $ High Yield Corporate Bond ETF*	(327)	(2,407)	76.00	08/20/22	(15)
		(8,016)			(34)
Total Written Options
(Premiums Received $398) (000)		$(15,612)			$(441)

The following is a list of the inputs used as of June 30, 2022 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$98,771	$—	$98,771
Convertible Bonds	—	8,481	4,163	12,644
Special Purpose Acquisition Companies	8,799	21	539	9,359
Commercial Paper	—	7,841	—	7,841
Trade Claims	—	—	5,200	5,200
Common Stock	2,563	332	2,131	5,026
Preferred Stock	3,857	700	—	4,557
Exchange-Traded Fund	616	—	—	616
Warrants	6	28	—	34
Bank Loan Obligations	—	24,688	1,537	26,225

Total Investments in Securities	$15,841	$140,862	$13,570	$170,273

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$(3,649)	$—	$(3,649)

Total Securities Sold Short, Not Yet Purchased	$—	$(3,649)	$—	$(3,649)

RiverPark Strategic Income Fund
June 30, 2022 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$37	$—	$—	$37
Written Options	(441)	—	—	(441)
Forwards Contracts*
Unrealized Appreciation	—	367	—	367
Unrealized Depreciation	—	(8)	—	(8)
Total Other Financial Instruments	$(404)	$359	$—	$(45)

*	Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value (000).

	Convertible Bonds	Special Purpose Acquisition Companies	Trade Claims	Common Stock	Warrants	Bank Loan Obligations	Totals
Beginning balance as of October 1, 2021	$—	$—	$5,200	$5,922	$3	$7,732	$18,857
Change in unrealized appreciation/ (depreciation)	—	539	(8)	1,909	3	—	2,443
Realized gain/(loss)	—	—	—	413	—	—	413
Purchases (and Short Sales, if applicable)	4,163	—	—	—	—	—	4,163
Other capitalized items	—	—	8	—	—	101	109
Sales (and Buy to Covers, if applicable)	—	—	—	(7,246)	—	(6,296)	(13,542)
Transfer into Level 3	—	—	—	1,133	—	—	1,133
Transfer out of Level 3	—	—	—	—	(6)	—	(6)
Ending balance as of June 30, 2022	$4,163	$539	$5,200	$2,131	$—	$1,537	$13,570
Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$539	$(8)	$1,250	$—	$—	$1,781

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30,2022. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at June 30, 2022 (000)	Valuation Technique	Unobservable Input	Value/Rate (Weighted Average)

Convertible Bond	$4,163	Market Capitalization	Equity Market Capitalization	$196.9 mm
Leafly Holdings 8% 1/31/25			Note Outstanding	$30 mm
Special Purpose Acquisition Companies	$1	Market Approach	Implied pricing using the underlying warrants	$0.1338
Alpha Partners Technology Merger Founder Shares
Special Purpose Acquisition Companies	$1	Market Approach	Implied pricing using the underlying warrants	$0.23
AxonPrime Infrastructure Acquisition Founder Shares
Special Purpose Acquisition Companies	$2	Market Approach	Implied pricing using the underlying warrants	$0.14

RiverPark Strategic Income Fund
June 30, 2022 (Unaudited)

Assets	Fair Value at June 30, 2022 (000)	Valuation Technique	Unobservable Input	Value/Rate (Weighted Average)
Berenson Acquisition Founder Shares
Special Purpose Acquisition Companies Parabellum Acquisition Founder Shares	$3	Market Approach	Implied pricing using the underlying warrants	$0.13

Special Purpose Acquisition Companies Revelstone Capital Acquisition Founders Shares	$1	Market Approach	Implied pricing using the underlying warrants	$0.1351

Special Purpose Acquisition Companies	$531	Market Approach	Founder shares waiting on effective registration statement; Pricing at 75% of BTMD market price	$2.8275
Biote (Haymaker) Founder Shares
Trade Claims	$5,200	Market Approach	Broker Quotes	Admin Claims 92 - 95; Unsecured Claims 82
Brazos Electric Power
Common Stock	$2,131	Transactions Method	Recent Sale Price	$65,000
RA Parent
Warrants	$0	Transactions Method	No current market for the Preferred A2 shares, thus warrants deemed to be $0	N/A
GemmaCert Strike of $7.608 expiring 5/19/24
Bank Loan Obligations Real Alloy	$1,098	Book Value	No Change in Net Leverage;	N/A
			Improvement in EBITDA;
			Expected Repayment of Loan in 2022
Bank Loan Obligations GemmaCert	$439	Book Value	9% rate 3-Yr Loan Secured by Substantially All Assets;	N/A
			Business Results of Company Thus Far

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Percentages	are based on Net Assets of $186,459 (000).
‡	In U.S. Dollar unless otherwise indicated.
*	Non-income producing security.
#	Strike price not available.
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2022, these securities amounted to $75,122 (000) or 40.4% of Net Assets.
(b)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(c)	This security or partial position of this security has been committed as collateral for open short positions and option contracts. The aggregate market value of the collateral as of June 30, 2022 was $18,346 (000).
(d)	Security in default on interest payments.
(e)	Level 3 security in accordance with fair value hierarchy.
(f)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time purchase.

RiverPark Strategic Income Fund
June 30, 2022 (Unaudited)

(g)	Security considered Master Limited Partnership. At June 30, 2022, these securities amounted to $883 (000) or 0.5% of Net Assets.
(h)	Unsettled bank loan. Interest rate may not be available.

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

GBP — British Pound Sterling

ICE — Intercontinental Exchange

ILS — Israeli New Shekels

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

NIBOR — Norwegian Interbank Offered Rate

NOK — Norway

PIK — Paid-in-Kind

SEK — Swedish Krona

Ser — Series

STIBOR — Stockholm Interbank Offered Rate

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2300

RiverPark Floating Rate CMBS Fund
June 30, 2022 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities — 95.5% (a)(b)
Non-Agency Mortgage-Backed Obligation – 95.5%
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl G
5.224%, ICE LIBOR USD 1 Month + 3.900%, 01/15/34	$250	$231
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl G
4.574%, ICE LIBOR USD 1 Month + 3.250%, 10/15/37	1,278	1,186
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl F
4.324%, ICE LIBOR USD 1 Month + 3.000%, 01/15/34	1,000	929
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl F
3.724%, ICE LIBOR USD 1 Month + 2.400%, 09/15/36	1,500	1,395
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl F
3.675%, ICE LIBOR USD 1 Month + 2.350%, 06/15/38	1,985	1,858
BX Commercial Mortgage Trust, Ser 2019-XL, Cl G
3.624%, ICE LIBOR USD 1 Month + 2.300%, 10/15/36	876	830
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl E
3.574%, ICE LIBOR USD 1 Month + 2.250%, 01/15/34	1,000	936
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl F
3.568%, ICE LIBOR USD 1 Month + 2.244%, 10/15/38	1,867	1,750
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl E
3.276%, ICE LIBOR USD 1 Month + 1.952%, 05/15/38	1,500	1,383
BX Trust, Ser 2019-MMP, Cl F
4.116%, ICE LIBOR USD 1 Month + 2.792%, 08/15/36	2,985	2,801
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl G
4.574%, ICE LIBOR USD 1 Month + 3.250%, 12/15/37	2,660	2,526
Cold Storage Trust, Ser 2020-ICE5, Cl F
4.817%, ICE LIBOR USD 1 Month + 3.492%, 11/15/37	2,949	2,801

Description	Face Amount (000)	Value (000)
Credit Suisse Mortgage Capital Cartificates, Ser 2020-UNFI, Cl A
4.788%, ICE LIBOR USD 1 Month + 3.668%, 12/15/22	$3,000	$2,963
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
3.974%, ICE LIBOR USD 1 Month + 2.650%, 05/15/36	3,780	3,591
JP Morgan Chase Commercial Mortgage Securities, Ser 2021-MHC, Cl E
3.774%, ICE LIBOR USD 1 Month + 2.450%, 04/15/38	1,300	1,202
KKR Industrial Portfolio Trust, Ser 2021-KDIP, Cl F
3.374%, ICE LIBOR USD 1 Month + 2.050%, 12/15/37	975	897
MHP, Ser 2021-STOR, Cl F
3.524%, ICE LIBOR USD 1 Month + 2.200%, 07/15/38	1,500	1,372
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl F
3.924%, ICE LIBOR USD 1 Month + 2.600%, 11/15/34	1,764	1,710
MSCG Trust, Ser 2018-SELF, Cl D
2.974%, ICE LIBOR USD 1 Month + 1.650%, 10/15/37	2,000	1,920
OPG, Ser 2021-PORT F
3.272%, ICE LIBOR USD 1 Month + 1.948%, 10/15/36	1,000	898
Total Commercial Mortgage-Backed Securities
(Cost $34,941) (000)		33,179

Total Investments — 95.5%
(Cost $34,941) (000)		$33,179

As of June 30, 2022, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Percentages	are based on Net Assets of $34,747 (000).

RiverPark Floating Rate CMBS Fund
June 30, 2022 (Unaudited)

(a)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(b)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2022, these securities amounted to $33,179 (000) or 95.5% of Net Assets.

Cl — Class

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

USD — United States Dollar

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2300